SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 2) - $ / shares	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Share Capital And Share-based Payments Details 2
Stock options outstanding and exercisable shares, Beginning	3,145,000	3,170,000
Granted	1,775,000
Cancelled	(115,000)
Expired	(900,000)
Exercised	(510,000)	(25,000)
Stock options outstanding and exercisable shares, Ending	3,395,000	3,145,000
Stock options outstanding and exercisable Weighted Average Exercise Price, Beginning	$ 0.28	$ 0.28
Granted	0.36
Cancelled	0.29
Expired	0.39
Exercised	0.30	0.24
Stock options outstanding and exercisable Weighted Average Exercise Price, Ending	$ 0.29	$ 0.28